Schedule of Investments (unaudited) November 30, 2019	iShares® ESG MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.1%
Globant SA(a)	7,099	$759,593

Brazil — 4.5%
Atacadao SA	458,000	2,037,457
B3 SA - Brasil, Bolsa, Balcao	778,600	8,787,170
Banco Bradesco SA	160,342	1,185,036
Banco do Brasil SA	206,100	2,330,402
Banco Santander Brasil SA	297,700	3,104,929
Cielo SA	412,200	760,391
Cosan SA	91,600	1,345,307
Engie Brasil Energia SA	229,000	2,533,011
Klabin SA	183,200	767,756
Localiza Rent a Car SA	389,330	4,147,157
Lojas Renner SA	160,310	1,963,924
Natura Cosmeticos SA	297,700	2,331,865
Petrobras Distribuidora SA	137,400	924,167
Ultrapar Participacoes SA	595,400	3,071,133

		35,289,705

Chile — 0.7%
Empresas COPEC SA	333,195	2,642,700
Enel Americas SA	14,821,338	2,836,722

		5,479,422

China — 31.1%
3SBio Inc.(a)(b)	572,500	826,451
AAC Technologies Holdings Inc.	229,000	1,606,094
Aisino Corp., Class A	285,995	840,091
Alibaba Group Holding Ltd., ADR(a)	236,328	47,265,600
Alibaba Health Information Technology Ltd.(a)	916,000	1,036,793
Alibaba Pictures Group Ltd.(a)	5,180,000	860,273
Autohome Inc., ADR(a)	10,763	732,422
BAIC Motor Corp. Ltd., Class H(b)	2,977,000	1,669,577
Baidu Inc., ADR(a)	12,137	1,438,599
Baozun Inc., ADR(a)(c)	20,839	791,257
BBMG Corp., Class H	2,748,000	758,287
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	241,995	826,162
Beijing Shiji Information Technology Co. Ltd., Class A	131,998	677,645
BOC Aviation Ltd.(b)	206,100	1,947,059
BOE Technology Group Co. Ltd., Class A	1,625,900	901,999
Brilliance China Automotive Holdings Ltd.	916,000	945,518
BYD Co. Ltd., Class A	114,500	706,713
BYD Co. Ltd., Class H(c)	343,500	1,630,229
BYD Electronic International Co. Ltd.	458,000	819,137
Caitong Securities Co. Ltd., Class A	549,996	746,373
China Agri-Industries Holdings Ltd.	2,860,000	1,501,658
China Aoyuan Group Ltd.	687,000	982,964
China CITIC Bank Corp. Ltd., Class H	1,374,000	751,266
China Construction Bank Corp., Class H	10,534,000	8,383,868
China Eastern Airlines Corp. Ltd., Class A(a)	1,007,600	733,848
China Everbright Bank Co. Ltd., Class H	3,664,000	1,582,105
China Everbright International Ltd.	1,145,666	866,449
China International Capital Corp. Ltd., Class H(b)	732,800	1,261,939
China Life Insurance Co. Ltd., Class H	542,000	1,369,584
China Longyuan Power Group Corp. Ltd., Class H	3,206,000	1,736,570
China Mengniu Dairy Co. Ltd.	324,000	1,239,667
China Merchants Bank Co. Ltd., Class H	1,259,500	5,953,371
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	777,693	2,003,431

Security	Shares	Value

China (continued)
China Minsheng Banking Corp. Ltd., Class H	4,580,000	$3,188,783
China Mobile Ltd.	458,000	3,452,077
China Molybdenum Co. Ltd., Class A	1,488,500	753,783
China Molybdenum Co. Ltd., Class H	4,809,000	1,646,465
China Pacific Insurance Group Co. Ltd., Class H	366,400	1,296,577
China Vanke Co. Ltd., Class H	297,700	1,114,319
CNOOC Ltd.	916,000	1,329,342
Country Garden Services Holdings Co. Ltd.	916,000	2,960,595
CSPC Pharmaceutical Group Ltd.	458,000	1,042,644
Eve Energy Co. Ltd., Class A(a)	153,995	980,931
Everbright Securities Co. Ltd., Class A	461,997	736,703
Fosun International Ltd.	1,946,500	2,620,946
Founder Securities Co. Ltd., Class A	791,996	753,697
Geely Automobile Holdings Ltd.	2,290,000	4,282,917
Genscript Biotech Corp.(a)	458,000	1,105,835
Glodon Co. Ltd., Class A	175,998	826,671
Greentown Service Group Co. Ltd.	916,000	1,002,858
Guangzhou Automobile Group Co. Ltd., Class H	917,200	979,565
Huadong Medicine Co. Ltd., Class A	206,112	721,251
Huaneng Renewables Corp. Ltd., Class H	3,206,000	1,224,610
Huaxia Bank Co. Ltd., Class A	847,300	895,517
Hutchison China MediTech Ltd., ADR(a)(c)	34,121	822,657
Iflytek Co. Ltd., Class A	158,395	742,637
Industrial & Commercial Bank of China Ltd., Class H	5,496,000	3,917,815
Industrial Bank Co. Ltd., Class A	435,120	1,169,200
JD.com Inc., ADR(a)	65,494	2,138,379
Kingboard Laminates Holdings Ltd.	801,500	904,122
Kingdee International Software Group Co. Ltd.	2,290,000	2,270,180
Legend Holdings Corp., Class H(a)(b)	961,800	1,978,216
Lenovo Group Ltd.	3,206,000	2,117,469
Meituan Dianping, Class B(a)	297,700	3,924,837
NetEase Inc., ADR	8,244	2,599,498
New Oriental Education & Technology Group Inc., ADR(a)	13,511	1,635,912
NIO Inc., ADR(a)(c)	435,558	988,717
Orient Securities Co. Ltd./China, Class A	549,697	760,042
Pinduoduo Inc., ADR(a)	41,907	1,506,557
Ping An Insurance Group Co. of China Ltd., Class A	66,000	785,058
Ping An Insurance Group Co. of China Ltd., Class H	916,000	10,379,637
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	374,000	946,445
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,259,500	2,259,063
Shanghai Pudong Development Bank Co. Ltd., Class A	458,000	775,934
Shenzhen Inovance Technology Co. Ltd., Class A	264,000	986,533
Shenzhou International Group Holdings Ltd.	160,300	2,113,374
Shui On Land Ltd.	7,786,000	1,631,253
Sino Biopharmaceutical Ltd.	916,000	1,181,898
Sinopharm Group Co. Ltd., Class H	366,400	1,209,982
Sinotrans Ltd., Class H	2,290,000	713,819
SOHO China Ltd.	5,267,000	1,816,729
Sunac China Holdings Ltd.	307,000	1,496,222
Suning.com Co. Ltd., Class A	1,465,670	2,053,620
Sunny Optical Technology Group Co. Ltd.	114,500	1,876,701
TAL Education Group, ADR(a)	31,602	1,398,704
TCL Corp., Class A	2,221,300	1,213,350
Tencent Holdings Ltd.	847,300	35,915,064
Towngas China Co. Ltd.	1,151,000	813,137
TravelSky Technology Ltd., Class H	458,000	1,115,197
Trip.com Group Ltd., ADR(a)	52,670	1,750,751
Unisplendour Corp. Ltd., Class A	264,000	1,015,825
Vipshop Holdings Ltd., ADR(a)	100,302	1,281,860
WuXi AppTec Co. Ltd., Class A	68,720	860,130

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
WuXi AppTec Co. Ltd., Class H(b)	137,400	$1,594,684
Wuxi Biologics Cayman Inc.(a)(b)	229,000	2,587,595
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	417,975	689,099
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	916,136	1,019,392
Xinyi Solar Holdings Ltd.	1,374,000	844,296
Yum China Holdings Inc.	28,625	1,274,385
Yuzhou Properties Co. Ltd.	4,580,000	2,106,352
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	521,000	368,732

		241,860,144

Colombia — 0.3%
Bancolombia SA	73,509	869,337
Grupo Argos SA/Colombia	335,943	1,673,824

		2,543,161

Czech Republic — 0.2%
Komercni Banka AS	46,029	1,577,111

Greece — 0.3%
Alpha Bank AE(a)	488,840	1,029,481
OPAP SA	73,920	909,587

		1,939,068

Hungary — 0.8%
MOL Hungarian Oil & Gas PLC	619,903	5,998,007

India — 9.4%
Ashok Leyland Ltd.	647,240	714,118
Asian Paints Ltd.	215,489	5,125,026
Axis Bank Ltd.	192,360	1,981,720
Axis Bank Ltd., GDR(d)	31,622	1,619,046
Bajaj Finance Ltd.	24,045	1,365,592
Bandhan Bank Ltd.(b)	93,500	757,515
Bharat Petroleum Corp. Ltd.	142,667	1,017,338
Bharti Airtel Ltd.	155,033	956,185
Dabur India Ltd.	499,449	3,196,334
Eicher Motors Ltd.	3,206	1,022,586
HCL Technologies Ltd.	125,721	1,976,223
Hero MotoCorp Ltd.	25,877	877,825
Hindalco Industries Ltd.	261,976	730,922
Hindustan Unilever Ltd.	160,987	4,567,442
Housing Development Finance Corp. Ltd.	296,555	9,496,581
ICICI Bank Ltd.	316,800	2,263,693
Indian Oil Corp. Ltd.	785,699	1,439,148
Infosys Ltd.	723,182	7,019,868
Infosys Ltd., ADR	4,122	40,519
Mahindra & Mahindra Ltd.	114,729	848,503
Mahindra & Mahindra Ltd., GDR	235,641	1,774,377
Marico Ltd.	400,521	2,009,375
Nestle India Ltd.	13,740	2,768,389
Power Grid Corp. of India Ltd.	380,598	1,025,539
REC Ltd.	389,758	749,226
Reliance Industries Ltd.	298,158	6,446,946
Reliance Industries Ltd., GDR(b)	35,266	1,523,491
Tata Consultancy Services Ltd.	201,520	5,767,847
Titan Co. Ltd.	120,683	1,950,947
UPL Ltd.	116,820	933,501
Wipro Ltd.	324,951	1,076,715

		73,042,537

Security	Shares	Value

Indonesia — 1.9%
Astra International Tbk PT	7,786,000	$3,588,019
Bank Central Asia Tbk PT	1,854,900	4,129,306
Bank Negara Indonesia Persero Tbk PT	1,992,300	1,059,358
Bank Rakyat Indonesia Persero Tbk PT	9,297,400	2,695,949
Kalbe Farma Tbk PT	7,579,900	819,521
Unilever Indonesia Tbk PT	366,400	1,085,822
United Tractors Tbk PT	1,076,300	1,596,709

		14,974,684

Malaysia — 2.9%
AMMB Holdings Bhd	1,007,600	962,606
Axiata Group Bhd	1,030,500	1,019,027
Malayan Banking Bhd	1,007,600	2,057,902
Maxis Bhd(c)	2,473,200	3,067,443
Nestle Malaysia Bhd	59,400	2,038,075
Petronas Dagangan Bhd	251,900	1,381,183
Public Bank Bhd	1,442,700	6,777,391
RHB Bank Bhd	2,404,500	3,258,582
Sime Darby Plantation Bhd	1,167,900	1,392,587
Telekom Malaysia Bhd	870,200	783,420

		22,738,216

Mexico — 2.2%
Alsea SAB de CV(a)	366,400	995,200
Arca Continental SAB de CV	343,500	1,822,855
Cemex SAB de CV, CPO, NVS	4,923,500	1,804,774
Coca-Cola Femsa SAB de CV	732,800	4,213,351
Fomento Economico Mexicano SAB de CV	206,100	1,875,298
Grupo Financiero Banorte SAB de CV, Class O	595,400	3,142,215
Infraestructura Energetica Nova SAB de CV	870,200	3,577,521

		17,431,214

Philippines — 0.6%
BDO Unibank Inc.	1,103,780	3,297,330
Globe Telecom Inc.	20,610	786,842
SM Prime Holdings Inc.	1,145,000	878,776

		4,962,948

Poland — 0.8%
Bank Polska Kasa Opieki SA	36,411	975,665
KGHM Polska Miedz SA(a)	78,089	1,794,966
Polski Koncern Naftowy ORLEN SA	100,989	2,398,813
Santander Bank Polska SA	12,137	853,396

		6,022,840

Qatar — 0.8%
Commercial Bank PSQC (The)	200,395	239,588
Ooredoo QPSC	753,410	1,427,232
Qatar National Bank QPSC	927,221	4,872,118

		6,538,938

Russia — 4.0%
Gazprom PJSC	872,490	3,496,205
Gazprom PJSC, ADR	132,133	1,049,665
Inter RAO UES PJSC	38,930,000	2,701,234
LUKOIL PJSC	66,410	6,341,860
Novatek PJSC, GDR(d)	21,068	4,171,464
Novolipetsk Steel PJSC	670,970	1,351,127
Polymetal International PLC	154,830	2,326,666
Polyus PJSC	15,180	1,627,593
Rosneft Oil Co. PJSC	17,600	120,766
Rosneft Oil Co. PJSC, GDR(d)	129,385	877,230
Sberbank of Russia PJSC	1,376,271	5,010,423
Sberbank of Russia PJSC, ADR	61,073	893,498

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Tatneft PJSC	68,242	$786,158

		30,753,889

Saudi Arabia — 1.8%
Almarai Co. JSC	95,493	1,254,141
Banque Saudi Fransi	206,100	1,841,160
National Commercial Bank	166,483	2,042,191
Samba Financial Group	94,348	733,398
Saudi Arabian Mining Co.(a)	149,766	1,715,320
Saudi Basic Industries Corp.	232,435	5,640,423
Saudi British Bank (The)	114,199	1,038,450

		14,265,083

South Africa — 5.4%
Absa Group Ltd.	209,535	2,105,789
Bidvest Group Ltd. (The)	56,105	777,154
Clicks Group Ltd.	109,691	1,874,845
Exxaro Resources Ltd.	113,813	1,035,603
FirstRand Ltd.	267,014	1,141,092
Gold Fields Ltd.	143,583	754,024
Growthpoint Properties Ltd.	1,269,118	1,975,608
Impala Platinum Holdings Ltd.(a)	105,111	807,718
Investec Ltd.	759,135	4,362,708
Kumba Iron Ore Ltd.	75,341	1,932,654
MultiChoice Group Ltd.(a)	92,058	761,569
Naspers Ltd., Class N	60,685	8,675,888
Nedbank Group Ltd.	73,051	1,091,802
NEPI Rockcastle PLC	150,224	1,271,465
Old Mutual Ltd.	2,838,226	3,591,122
Standard Bank Group Ltd.	322,432	3,647,027
Vodacom Group Ltd.	622,193	5,142,975
Woolworths Holdings Ltd./South Africa	274,342	976,944

		41,925,987

South Korea — 10.9%
Amorepacific Corp.	10,305	1,648,940
AMOREPACIFIC Group	19,465	1,338,152
BNK Financial Group Inc.	103,966	612,626
GS Holdings Corp.	73,509	2,977,950
Hana Financial Group Inc.	25,648	776,291
Hankook Tire & Technology Co. Ltd.	34,579	973,417
Hyundai Marine & Fire Insurance Co. Ltd.	31,144	738,291
KB Financial Group Inc.	97,554	3,803,379
LG Chem Ltd.	11,221	2,911,769
LG Corp.	35,037	2,106,106
LG Display Co. Ltd.(a)	188,925	2,351,266
LG Electronics Inc.	55,418	3,279,616
LG Household & Health Care Ltd.	1,832	1,962,054
LG Innotek Co. Ltd.	8,473	875,169
Lotte Chemical Corp.	4,580	853,067
NAVER Corp.	22,671	3,301,369
NCSoft Corp.	2,519	1,051,405
POSCO	19,694	3,843,260
Samsung Card Co. Ltd.	22,900	719,291
Samsung Electro-Mechanics Co. Ltd.	8,473	796,260
Samsung Electronics Co. Ltd.	641,658	27,325,401
Samsung Fire & Marine Insurance Co. Ltd.	4,351	856,460
Samsung SDI Co. Ltd.	6,412	1,254,008
Shinhan Financial Group Co. Ltd.	168,544	6,214,360
SK Holdings Co. Ltd.	14,427	3,145,200
SK Hynix Inc.	53,586	3,670,243
SK Innovation Co. Ltd.	12,824	1,590,582

Security	Shares	Value

South Korea (continued)
SK Telecom Co. Ltd.	10,076	$2,098,545
S-Oil Corp.	20,610	1,556,459

		84,630,936

Taiwan — 12.7%
Acer Inc.	3,893,000	2,290,338
ASE Technology Holding Co. Ltd.	687,186	1,702,734
Catcher Technology Co. Ltd.	100,000	817,751
Cathay Financial Holding Co. Ltd.	3,307,110	4,519,968
Chailease Holding Co. Ltd.	235,300	1,052,701
China Steel Corp.	1,374,000	1,053,788
Chunghwa Telecom Co. Ltd.	919,000	3,403,648
Delta Electronics Inc.	458,000	2,101,572
E.Sun Financial Holding Co. Ltd.	9,389,390	8,324,446
Eva Airways Corp.	1,943,000	891,562
Far Eastern New Century Corp.	1,374,000	1,339,752
Far EasTone Telecommunications Co. Ltd.	458,000	1,097,321
First Financial Holding Co. Ltd.	4,840,000	3,640,648
Fubon Financial Holding Co. Ltd.	3,664,000	5,380,023
Hiwin Technologies Corp.	19,050	162,650
Hotai Motor Co. Ltd.	124,000	2,426,312
Inventec Corp.	2,061,000	1,543,529
Lite-On Technology Corp.	1,145,039	1,816,420
MediaTek Inc.	157,000	2,168,942
President Chain Store Corp.	230,000	2,302,978
Taishin Financial Holding Co. Ltd.	10,076,054	4,706,044
Taiwan Business Bank	5,038,500	2,064,248
Taiwan Mobile Co. Ltd.	229,000	859,393
Taiwan Semiconductor Manufacturing Co. Ltd.	3,767,000	37,657,036
Tatung Co. Ltd.(a)	1,374,000	992,993
Wistron Corp.	3,435,768	3,119,279
Yuanta Financial Holding Co. Ltd.	1,374,000	889,415

		98,325,491

Thailand — 3.8%
Bangkok Dusit Medical Services PCL, NVDR	137,400	111,857
BTS Group Holdings PCL, NVDR	4,282,300	1,941,508
Central Pattana PCL, NVDR	480,900	990,685
Kasikornbank PCL, Foreign	229,000	1,174,651
Kasikornbank PCL, NVDR	618,300	3,171,556
Minor International PCL, NVDR	5,129,600	6,535,604
PTT Exploration & Production PCL, NVDR	480,900	1,909,754
PTT PCL, NVDR	2,797,700	4,004,320
Siam Cement PCL (The), NVDR	389,300	4,908,523
Siam Commercial Bank PCL (The), NVDR	1,030,500	4,126,433
Total Access Communication PCL, NVDR	137,400	243,266

		29,118,157

Turkey — 0.4%
Arcelik AS(a)	541,814	1,898,024
Turkcell Iletisim Hizmetleri AS	527,616	1,245,664

		3,143,688

United Arab Emirates — 0.9%
Abu Dhabi Commercial Bank PJSC	1,520,331	3,124,974
First Abu Dhabi Bank PJSC	933,862	3,864,450

		6,989,424

Total Common Stocks — 96.5% (Cost: $727,788,357)		750,310,243

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG MSCI EM ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Brazil — 2.2%
Banco Bradesco SA, Preference Shares, NVS	549,646	$4,337,840
Cia. Brasileira de Distribuicao, Preference Shares, NVS	91,600	1,736,550
Cia. Energetica de Minas Gerais, Preference Shares, NVS	847,382	2,615,315
Itau Unibanco Holding SA, Preference Shares, NVS	526,710	4,334,959
Itausa-Investimentos Itau SA, Preference Shares, NVS	549,631	1,724,949
Telefonica Brasil SA, Preference Shares, NVS	183,200	2,437,150

		17,186,763

Chile — 0.2%
Embotelladora Andina SA, Class B, Preference Shares, NVS	700,282	1,779,084

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	78,089	960,281

South Korea — 0.7%
LG Household & Health Care Ltd., Preference Shares, NVS	1,374	865,475
Samsung Electronics Co. Ltd., Preference Shares, NVS	130,301	4,506,452

		5,371,927

Total Preferred Stocks — 3.2% (Cost: $24,602,041)		25,298,055

Rights

China — 0.0%
Legend Holdings Corp. Class H, (Expires 12/27/19)(a)	29,546	0	(e)

South Korea — 0.0%
AMOREPACIFIC Group, (Expires 12/06/19)(a)(c)	1,283	0	(e)

Total Rights — 0.0% (Cost: $0)		0	(e)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(f)(g)(h)	5,026,004	$5,028,014

Total Short-Term Investments — 0.7% (Cost: $5,026,889)		5,028,014

Total Investments in Securities — 100.4% (Cost: $757,417,287)		780,636,312

Other Assets, Less Liabilities — (0.4)%		(2,903,774)

Net Assets — 100.0%		$777,732,538

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,712,482	(686,478)	5,026,004	$5,028,014	$70,528	(a)	$253	$(581)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,431,000	(1,431,000)	—	—	5,352		—	—

				$5,028,014	$75,880		$253	$(581)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	31	12/20/19	$1,609	$(4,899)

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG MSCI EM ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Common Stocks	$750,310,243	$—		$—	$750,310,243
Preferred Stocks	25,298,055	—		—	25,298,055
Rights	—	0	(a)	—	0	(a)
Money Market Funds	5,028,014	—		—	5,028,014

	$780,636,312	$0	(a)	$—	$780,636,312

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(4,899)	$—		$—	$(4,899)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares